Commitments and Contingencies (Details Textual)	9 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended		1 Months Ended		12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jul. 31, 2013 Apex Earn Out Obligation CAD	Sep. 30, 2013 Apex Earn Out Obligation CAD	Sep. 30, 2013 Apex Earn Out Obligation Note USD ($) Installment	Jul. 31, 2012 Foothill Ranch, California sqft	May 30, 2012 Irvine, California USD ($) sqft	Dec. 31, 2012 Shelton Connecticut USD ($) sqft	Dec. 31, 2012 Edison New Jersey USD ($) sqft	Dec. 31, 2012 Alpharetta Georgia sqft	Dec. 31, 2012 Alpharetta Georgia One USD ($) sqft	Dec. 31, 2012 Apex Burlington Ontario Canada CAD sqft	Dec. 31, 2012 Illume Mobile Tulsa, Oklahoma USD ($) sqft
Commitment And Contingencies [Line Items]
Leases of office space								7,500	10,325	4,100	6,800	5,100	4,800	7,800	10,000
Rental expense	$ 511,000	$ 353,000	$ 549,000	$ 378,000					$ 12,000	$ 6,100	$ 4,200		$ 12,000	10,000	$ 12,000
Lease expiration date								Jul. 31, 2012	Jul. 31, 2017	Apr. 30, 2015	Dec. 31, 2014	Apr. 30, 2015	Apr. 30, 2012	Mar. 31, 2016	Sep. 30, 2013
Extended lease term													3 years
Threashold value of EBITDA defined in agreement					2,000,000
Basic earn out amount defined in agreement					5,000,000
Maximum Basic earn out amount					3,000,000
Percentage of cash to be paid of basic earn out amount					22.22%
Number of quarterly payment for principal sum due							8
Interest rate on notes payable							9.00%
Interest rate on notes payable after October 31, 2014							11.00%
Minimum net equity capital raised during the term of note payable						5,000,000
Increase rate of interest due to raises in net equity capital							15.00%
Increase rate of interest after first anniversary of raises in net equity capital							20.00%
Maximum Conversion price							$ 1.00
Threashold EBITDA limit for earn out to former owner of Apex						2,000,000
Maximum of earn out payable to former owner of Apex						500,000